United States
     Securities And Exchange Commission
           Washington, DC  20549

               FORM  13F

         FORM  13F  COVER PAGE

Report for the Calendar Year or Quarter Ended:
December 31, 2012

Check here if Amendment [      ];Amendment #:
This Amendment (Check only one.):
[    ] is a restatement
[    ] adds new holdings entries.

Institutional Investment Manager Filing this
Report:

Name:     Dudley & Shanley, LLC
Address:  130 Maple Avenue
          Suite 6
          Red Bank, NJ 07701-1729

13F File Number:   801-30300

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this report on Behalf
Of Reporting Manager:

Name:    Frank E. Shanley
Title:      Manager
Phone:    732.936.1030

Signature, Place, and Date of Signing:

Frank E. Shanley, Red Bank, NJ, January 18, 2013
Report Type (Check only one.)

[ X ]    13F   HOLDINGS REPORT
[   ]    13F   NOTICE
[   ]    13F   COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS
REQUIRED BY THE SECURITIES
EXCHANGE ACT OF 1934.





FORM  13F  SUMMARY  PAGE

Report  Summary:

Number of Other Included Managers: 0

Form 13F Info. Table Entry Total:

Form 13F Info. Table Value Total:

List of Other Included Managers: None

No.    13F    File Number     Name

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Adobe Systems, Inc.            COM              00724F101    22553   598550 SH       Sole                   598550
African Potash                 COM              B4QYTJ5         49  1000000 SH       Sole                  1000000
Anadarko Petroleum             COM              032511107    12403   166910 SH       Sole                   166910
Beacon Roofing Supply          COM              073685109    25268   759250 SH       Sole                   759250
Delta Air Lines,Inc.           COM              247361702      178    15000 SH       Sole                    15000
EMC Corp.                      COM              268648102      713    28200 SH       Sole                    28200
Ecolab Inc.                    COM              278865100    15311   212950 SH       Sole                   212950
Enersys                        COM              29275Y102    17187   456725 SH       Sole                   456725
Fastenal Co.                   COM              311900104    10965   235050 SH       Sole                   235050
Fiserv Inc.                    COM              337738108    20751   262575 SH       Sole                   262575
Gardner Denver, Inc.           COM              365558105    15418   225075 SH       Sole                   225075
General Electric Co            COM              369604103      886    42200 SH       Sole                    42200
Great Lakes D&D                COM              390607109      179    20000 SH       Sole                    20000
Henry Schein Inc.              COM              806407102    18127   225400 SH       Sole                   225400
Hovnanian Entr.                COM              442487203    13993  1999000 SH       Sole                  1999000
Intel Corp                     COM              458140100    14571   706650 SH       Sole                   706650
Intuit, Inc.                   COM              461202103    17578   295550 SH       Sole                   295550
Linear Technology              COM              535678106    21065   614135 SH       Sole                   614135
Mettler-Toledo Int'l           COM              592688105    17265    89319 SH       Sole                    89319
Microsoft Corp.                COM              594918104      718    26900 SH       Sole                    26900
Paccar Inc.                    COM              693718108    16375   362200 SH       Sole                   362200
Paychex, Inc.                  COM              704326107    17111   550200 SH       Sole                   550200
Petromanas Energy              COM              71672A105      176  1000000 SH       Sole                  1000000
Polypore Int'l Inc.            COM              73179V103    21520   462800 SH       Sole                   462800
ProSh UltSht 20+ TYS           COM              74347B201     1666    26250 SH       Sole                    26250
Ritchie Bros.                  COM              767744105      627    30000 SH       Sole                    30000
Robert Half Int'l              COM              770323103    18907   594175 SH       Sole                   594175
SM Energy Company              COM              78454L100    17092   327370 SH       Sole                   327370
Schlumberger Ltd.              COM              806857108    11275   162700 SH       Sole                   162700
Solera Holdings                COM              83421A104    13704   256300 SH       Sole                   256300
Toll Brothers, Inc.            COM              889478103    22175   685900 SH       Sole                   685900
Verizon Comm.                  COM              92343V104      398     9200 SH       Sole                     9200
Waters Corporation             COM              941848103    18312   210195 SH       Sole                   210195